Provisions - Summary of Provisions (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Provisions [Line Items]
Decommissioning liability	CAD 147	CAD 182	CAD 397
Office lease provision	101	117
Total	248	299
Current portion	27	35
Long-term portion	221	264
Total	CAD 248	CAD 299